PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Apr. 28, 2023	Dec. 31, 2022
Statement [Line Items]
cash	$ 12,211,000		$ 13,558,000
On The Closing Date [Member]
Statement [Line Items]
Payment Terms	$200,000 cash payable on the closing date and issue 1,000,000 shares
Personal Property [Member]
Statement [Line Items]
cash		$ 800,000
Common shares		1,000,000
first anniversary [Member]
Statement [Line Items]
Payment Terms	$300,000 cash payable on or before the first anniversary of the closing date
Second Anniversary [Member]
Statement [Line Items]
Payment Terms	$300,000 cash payable on or before the second anniversary of the closing date